TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	2021	2020
Trade accounts payable - domestic market	5,230,270	3,941,924
Trade accounts payable - debtor risk	807,915	726,045
Trade accounts payable - intercompany	47,597	8,958
Trade accounts payable - imports	1,931,358	761,026
	8,017,140	5,437,953